S000033427 [Member] Expense Example - GLOBAL TACTICAL ASSET ALLOCATION FUND - GLOBAL TACTICAL ASSET ALLOCATION FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	$ 794